UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Fund	November 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.39%
Corporate-Backed Revenue Bonds – 1.76%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	6,555,000	$6,457,068
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000	3,325,182
		9,782,250
Education Revenue Bonds – 16.56%
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,347,417
Series A 5.00% 3/1/39	385,000	394,610
City of Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	846,300
Series A 4.25% 7/1/47	1,250,000	1,251,913
Series A 4.375% 7/1/52	400,000	401,388
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	261,255
Series A 5.00% 7/1/45	1,390,000	1,410,947
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,179,760
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	3,500,000	3,614,205
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	580,000	625,739
Series A 5.75% 8/1/44	1,190,000	1,290,008
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	776,161
Series A 5.00% 7/1/47	2,290,000	2,296,252
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	607,074
Series A 5.00% 7/1/44	1,770,000	1,800,533
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	929,117
Series A 5.00% 7/1/47	2,300,000	2,317,848

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Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	$475,757
5.50% 8/1/49	2,260,000	2,292,499
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,055,964
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,562,701
5.00% 5/1/37	1,250,000	1,399,163
5.00% 5/1/47	250,000	277,293
(Carleton College)
4.00% 3/1/35	1,000,000	1,070,140
4.00% 3/1/36	415,000	443,079
5.00% 3/1/34	225,000	267,066
5.00% 3/1/44	2,085,000	2,437,636
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,018,250
(Gustavus Adolphus College) 5.00% 10/1/47	4,850,000	5,545,587
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	393,484
Series 7-Q 5.00% 10/1/24	475,000	535,069
Series 7-Q 5.00% 10/1/27	200,000	222,588
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	574,150
Series 8-I 5.00% 10/1/33	250,000	285,755
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	785,361
Series 8-G 5.00% 12/1/32	670,000	782,205
Series 8-N 4.00% 10/1/35	500,000	536,895
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,924,110
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,048,399
Series B 5.00% 10/1/38	580,000	635,813
Series B 5.00% 10/1/39	170,000	186,225
Series B 5.00% 10/1/40	625,000	684,156
Series B 5.00% 10/1/47	1,060,000	1,153,683
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	2,000,000	2,102,520
Series 7-U 5.00% 4/1/23	550,000	631,439
Series 8-L 5.00% 4/1/35	750,000	860,340

2     NQ-301 [11/17] 1/18 (364531)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	$537,077
Series A 5.00% 9/1/44	1,165,000	1,190,315
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	3,056,192
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	603,339
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,945,000	1,888,809
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	150,000	152,185
Series A 144A 5.50% 7/1/52 #	735,000	748,656
(Nova Classical Academy Project) Series A
4.125% 9/1/47	1,750,000	1,756,930
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,500,062
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,093,230
Series A 5.00% 9/1/34	1,500,000	1,807,995
Series A 5.00% 4/1/35	3,175,000	3,729,006
Series A 5.00% 4/1/36	2,650,000	3,105,933
Series A 5.00% 9/1/40	4,560,000	5,427,130
Series A 5.00% 9/1/41	1,000,000	1,189,210
(State Supported Stadium Debt) Series A 5.00% 8/1/26	3,760,000	4,515,760
		91,839,683
Electric Revenue Bonds – 7.41%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,325,766
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,060,260
5.00% 10/1/29	395,000	461,723
5.00% 10/1/30	500,000	583,770
5.00% 10/1/33	1,205,000	1,403,584
Series A 5.00% 10/1/30	1,060,000	1,237,592
Series A 5.00% 10/1/34	750,000	871,035
Series A 5.00% 10/1/35	1,525,000	1,766,941
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/27	540,000	636,854

NQ-301 [11/17] 1/18 (364531)     3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/28	210,000	$249,757
5.00% 1/1/29	220,000	259,706
5.00% 1/1/30	520,000	602,971
5.00% 1/1/31	200,000	233,644
5.00% 1/1/32	210,000	244,415
5.00% 1/1/35	160,000	184,430
5.00% 1/1/36	180,000	207,022
5.00% 1/1/41	400,000	457,664
Series A 5.00% 1/1/25	125,000	141,975
Series A 5.00% 1/1/26	425,000	479,226
Series A 5.00% 1/1/31	520,000	575,578
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,625,398
Series A 5.00% 12/1/47	2,265,000	2,629,370
Series B 5.00% 12/1/27	295,000	342,749
Series B 5.00% 12/1/28	275,000	318,169
Series B 5.00% 12/1/31	1,365,000	1,573,476
Series B 5.00% 12/1/33	300,000	343,470
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,494,605
Series A 5.00% 1/1/42	1,175,000	1,370,215
Series A 5.00% 1/1/46	2,000,000	2,274,160
Series A 5.00% 1/1/47	1,190,000	1,382,114
Capital Appreciation Series A
6.70% 1/1/25 (NATL)^	5,000,000	4,205,750
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,148,580
Series A 5.00% 1/1/34	4,000,000	4,582,120
Series A 5.00% 1/1/40	1,250,000	1,422,075
Series A 5.00% 1/1/46	3,000,000	3,403,950
		41,100,114
Healthcare Revenue Bonds – 24.42%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,128,567
5.375% 11/1/34	320,000	338,400
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,778,751

4     NQ-301 [11/17] 1/18 (364531)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
4th Tier Series D 7.00% 1/1/37	1,665,000	$1,645,902
4th Tier Series D 7.25% 1/1/52	2,500,000	2,511,325
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,250,000	2,268,517
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	577,130
City of West St. Paul Housing and Health Care Facilities
Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	248,927
4.75% 11/1/52	750,000	746,167
Dakota County Community Development Agency Senior
Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	285,807
Series A 144A 5.00% 8/1/46 #	2,380,000	2,410,416
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	737,081
Series A 5.00% 4/1/40	705,000	711,183
Series A 5.00% 4/1/48	315,000	316,584
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,041,068
6.00% 6/15/39	3,570,000	3,964,556
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,251,075
5.40% 8/1/40	1,000,000	1,001,410
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	524,475
4.00% 4/1/25	660,000	690,386
4.00% 4/1/31	60,000	61,751

NQ-301 [11/17] 1/18 (364531)     5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	$672,698
5.75% 2/1/44	500,000	514,420
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,571,209
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,048,820
5.00% 5/1/27	1,400,000	1,668,492
5.00% 5/1/29	1,000,000	1,160,190
5.00% 5/1/30	850,000	978,639
5.00% 5/1/31	500,000	573,480
5.00% 5/1/32	500,000	571,295
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,126,170
5.00% 9/1/32	1,000,000	1,122,520
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	575,305
Series A 5.00% 11/15/34	500,000	573,770
Series A 5.00% 11/15/44	1,000,000	1,130,830
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,730,000	1,810,531
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	515,735
5.25% 11/1/45	1,950,000	2,018,484
5.375% 11/1/50	455,000	472,577
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,871,346
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,256,554
Minnesota Agricultural & Economic Development Board
Revenue
(Essenthia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,103,995
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,401,550
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,539,482
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	447,557

6     NQ-301 [11/17] 1/18 (364531)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/32	330,000	$339,702
Series A 5.00% 11/1/42	1,250,000	1,274,437
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,395,025
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,663,995
Series D Remarketing 5.00% 11/15/38	6,405,000	6,896,648
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	339,309
5.00% 7/1/33	650,000	722,781
5.875% 7/1/30	1,850,000	2,019,904
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,408,128
Series A 5.30% 9/1/37	1,200,000	1,304,244
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,366,470
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	961,308
5.00% 9/1/24	575,000	662,113
5.00% 9/1/25	750,000	860,625
5.00% 9/1/26	575,000	656,374
5.00% 9/1/27	405,000	460,445
5.00% 9/1/28	425,000	480,667
5.00% 9/1/29	425,000	478,448
5.00% 9/1/34	730,000	808,147
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	1,021,568
Series A 5.00% 5/1/46	7,715,000	8,739,012
Unrefunded Balance 5.125% 5/1/30	740,000	795,189
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance
5.25% 11/15/29	2,825,000	3,038,881
(Fairview Health Services)
Series A 4.00% 11/15/43	2,080,000	2,175,597

NQ-301 [11/17] 1/18 (364531)     7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	1,560,000	$1,799,304
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/29	2,200,000	2,541,242
Series A 5.00% 7/1/32	2,500,000	2,851,025
Series A 5.00% 7/1/33	1,260,000	1,432,343
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,110,726
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,035
Series A 5.375% 5/1/43	500,000	497,570
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,101,996
Series A 5.75% 11/1/39	2,365,000	2,483,794
Series A 6.00% 5/1/47	3,685,000	3,877,431
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	881,781
4.65% 7/1/26	540,000	561,605
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	520,635
5.125% 12/1/44	1,605,000	1,664,594
5.25% 12/1/49	750,000	781,140
		135,439,365
Housing Revenue Bonds – 0.48%
Minnesota Housing Finance Agency Homeownership
Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,275,000	1,345,559
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,342,981
		2,688,540
Lease Revenue Bonds – 2.98%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,419,725

8     NQ-301 [11/17] 1/18 (364531)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/43	3,835,000	$4,347,279
Series B 5.00% 3/1/28	2,500,000	2,807,800
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,795,290
Series C 5.00% 8/1/35	1,645,000	1,876,254
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities
Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,293,868
		16,540,216
Local General Obligation Bonds – 10.44%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	520,010
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,159,817
Burnsville-Eagan-Savage Independent School
District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,021,375
Series A 4.00% 2/1/29	1,800,000	1,980,882
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,299,716
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,178,590
Series A 5.00% 2/1/33	3,585,000	4,210,833
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	175,626
Series A 4.00% 2/1/28	1,250,000	1,362,500
Edina Independent School District No. 273
Series A 5.00% 2/1/27	5,660,000	6,757,927
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,404,217
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,327,315
Series A 5.00% 12/1/36	3,065,000	3,635,212
Series B 5.00% 12/1/30	1,000,000	1,210,050
Series C 5.00% 12/1/28	1,500,000	1,896,375
Series C 5.00% 12/1/30	2,745,000	3,321,587

NQ-301 [11/17] 1/18 (364531)     9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Metropolitan Council General Obligation Wastewater
Revenue (Minneapolis-St.Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	$3,493,027
Series C 4.00% 3/1/32	3,225,000	3,590,876
South Washington County Independent School
District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,512,750
Series A 4.75% 2/1/26	3,600,000	3,618,360
St Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,245,255
		57,922,300
Pre-Refunded/Escrowed to Maturity Bonds – 17.36%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,107,160
Series A 7.00% 11/1/46-19§	1,220,000	1,350,735
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,232,277
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,983,340
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	17,171,603
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,149,580
Series B 6.50% 11/15/38-18 (AGC)§	175,000	183,521
Minneapolis Revenue
(National Marrow Donor Program Project)
4.875% 8/1/25-18§	6,430,000	6,577,954
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	3,000,000	3,089,220
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A
7.375% 12/1/41-19§	5,220,000	5,805,319
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,052,200
5.50% 5/1/39-19 (AGC)§	6,000,000	6,323,640

10     NQ-301 [11/17] 1/18 (364531)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	12,025,000	$12,813,479
Series C 5.75% 7/1/30-18§	2,035,000	2,087,401
St. Paul Housing & Redevelopment Authority Hospital
Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	1,105,195
Series A 5.00% 11/15/30-25§	670,000	813,715
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30-18§	1,870,000	1,952,261
Series B 5.00% 8/1/35-18§	1,500,000	1,565,985
University of Minnesota
Series A 5.25% 12/1/28-20§	1,000,000	1,105,280
Series A 5.25% 12/1/29-20§	1,850,000	2,044,768
Series A 5.50% 7/1/21	12,500,000	13,660,625
Series D 5.00% 12/1/27-21§	1,000,000	1,126,010
		96,301,268
Special Tax Revenue Bonds – 1.69%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B 5.00% 12/15/24	1,150,000	1,153,277
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,347,700
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	265,725
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	758,287
Series G 5.00% 11/1/31	1,500,000	1,733,445
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,120,320
		9,378,754
State General Obligation Bonds – 9.95%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,139,422
Series A 5.00% 8/1/29	1,500,000	1,788,660
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	5,105,699
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,822,492
Series D 5.00% 8/1/24	1,250,000	1,489,525
Series D 5.00% 8/1/26	6,000,000	7,370,820
Series D 5.00% 8/1/27	2,500,000	3,060,075

NQ-301 [11/17] 1/18 (364531)     11

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	$5,590,700
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,584,687
Series A 5.00% 8/1/30	4,200,000	4,961,628
Series A 5.00% 8/1/32	2,755,000	3,241,478
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,040,425
		55,195,611
Transportation Revenue Bonds – 3.80%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	1,332,150
Series C 5.00% 1/1/29	350,000	424,123
Series C 5.00% 1/1/33	850,000	1,007,157
Series C 5.00% 1/1/36	600,000	704,598
Series C 5.00% 1/1/41	600,000	697,812
Series C 5.00% 1/1/46	1,595,000	1,848,127
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,142,500
Series B 5.00% 1/1/26	575,000	641,217
Series B 5.00% 1/1/27	1,160,000	1,292,623
Series B 5.00% 1/1/28	2,750,000	3,062,153
Series B 5.00% 1/1/29	120,000	133,522
Series B 5.00% 1/1/30	1,675,000	1,840,339
Series B 5.00% 1/1/31	1,750,000	1,919,890
St. Paul Housing & Redevelopment Authority Revenue
(Parking Enterprise)
Series A 3.00% 8/1/31	825,000	803,261
Series A 3.00% 8/1/32	500,000	483,230
Series A 3.125% 8/1/34	350,000	340,001
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,387,456
		21,060,159
Water & Sewer Revenue Bonds – 2.54%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,156,042
5.00% 1/1/46	1,670,000	1,834,027
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,618,328
Series B 5.00% 9/1/25	2,000,000	2,289,580
Series E 5.00% 9/1/23	2,000,000	2,294,480

12     NQ-301 [11/17] 1/18 (364531)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	$2,867,875
		14,060,332
Total Municipal Bonds (cost $532,188,248)		551,308,592

Short-Term Investments – 0.24%
Variable Rate Demand Notes – 0.24%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospitals & Clinics)
Series A-II 0.90% 8/15/37 (AGM) (SPA – US Bank N.A.)	225,000	225,000
Series B 0.89% 8/15/25 (AGM) (SPA – US Bank N.A.)	1,100,000	1,100,000
Total Short-Term Investments (cost $1,325,000)		1,325,000

Total Value of Securities – 99.63%
(cost $533,513,248)		552,633,592

Receivables and Other Assets Net of Liabilities – 0.37%		2,073,244
Net Assets Applicable to 44,997,305 Shares Outstanding – 100.00%		$554,706,836

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2017, the aggregate value of Rule 144A securities was $9,978,438, which represents 1.80% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2017.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation collateral

NQ-301 [11/17] 1/18 (364531)     13

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

Summary of abbreviations (continued):
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement

See accompanying notes.

14     NQ-301 [11/17] 1/18 (364531)

Notes
Delaware Tax-Free Minnesota Fund	November 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Voyageur Tax-Free Funds (Trust) – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-301 [11/17] 1/18 (364531)     15

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2017:

Securities:	Level 2
Assets:
Municipal Bonds	$551,308,592
Short-Term Investments	1,325,000
Total Value of Securities	$552,633,592

During the period ended Nov. 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Nov. 30, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

16     NQ-301 [11/17] 1/18 (364531)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: